STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2016	Jul. 31, 2014	Jun. 12, 2012	Sep. 30, 2016	Dec. 31, 2015	Jul. 31, 2014	Dec. 31, 2011	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 02, 2016	Apr. 30, 2014
Recognition period										1 year 11 months 24 days
Intrinsic value of options exercisable					$ 8,834							$ 8,834
Warrant outstanding				24,803,409	24,803,409			24,803,409		24,803,409		24,803,409	24,803,409
Volatility													99.00%
Number of option granted										4,068,182		3,444,000	450,000
Private Placement Offering [Member]
Term of warrants		5 years
Warrant [Member]
Warrant outstanding				1,187,325				1,187,325		1,187,325
Warrant [Member] | Square 1 Bank [Member]
Warrant outstanding				66,574				66,574		66,574
Fair value of warrant					$ 5,777					$ 3,358
Term of warrants					2 years 10 months 24 days					2 years 2 months 5 days
Volatility					104.60%					106.40%
Risk-free rate					1.31%					0.79%
Expected dividends					0.00%					0.00%
Expiration date					Jun. 12, 2019					Dec. 05, 2018
Warrant [Member] | Private Placement Offering [Member]
Warrant outstanding				23,549,510	23,549,510			23,549,510		23,549,510		23,549,510
Exercise price (in dollars per share)		$ 2.00				$ 2.00
Fair value of warrant					$ 2,130,822	$ 16,261,784				$ 901,368
Term of warrants		5 years			3 years 6 months 29 days	5 years				2 years 9 months 29 days
Volatility					109.40%	105.40%				106.40%
Risk-free rate					1.44%	1.77%				0.86%
Expected dividends					0.00%	0.00%				0.00%
Restricted Stock [Member]
Stock option compensation expense								$ 20,633	$ 17,200	$ 79,551	$ 59,025	$ 101,385	$ 156,299
Unrecognized compensation expense					$ 51,074							$ 51,074
Recognition period												7 months 6 days
Merger Agreement [Member] | Warrant [Member] | Square 1 Bank [Member]
Number of common shares issued		12,329				12,329
Exercise price (in dollars per share)		$ 0.73				$ 0.73
Fair value of warrant				$ 940	$ 1,492
Term of warrants				2 years 8 months 12 days	3 years 6 months
Volatility				106.40%	104.60%
Risk-free rate				0.85%	1.42%
Expected dividends				0.00%	0.00%
Mr. Wael Fayad [Member] | Offer Letter Agreement [Member]
Number of shares available for purchase				2,600,000				2,600,000		2,600,000
Number of shares vested	100,000
Number of shares vested for achievement of certain performance-based milestones	2,500,000
Number of option granted	2,600,000
Placement Agent [Member] | Private Placement Offering [Member]
Number of common shares issued		150,000				150,000
Exercise price (in dollars per share)		$ 1.00				$ 1.00
Term of warrants		5 years
Placement Agent [Member] | Warrant [Member] | Private Placement Offering [Member]
Number of common shares issued		2,000,000				2,000,000
Exercise price (in dollars per share)		$ 1.00				$ 1.00
Investors [Member] | Warrant [Member] | Private Placement Offering [Member]
Number of common shares issued		21,549,510				21,549,510
Exercise price (in dollars per share)		$ 2.00				$ 2.00
Enumeral Acquisition Corp [Member] | Warrant [Member] | Square 1 Bank [Member]
Number of common shares issued		54,245				54,245	33,944
Exercise price (in dollars per share)		$ 0.73				$ 0.73	$ 1.16
Term of warrants							7 years
Enumeral Acquisition Corp [Member] | Placement Agent [Member] | Warrant [Member] | Square 1 Bank [Member]
Number of common shares issued		66,574				66,574	41,659
Enumeral Acquisition Corp [Member] | Placement Agent [Member] | Loan And Security Agreement [Member] | Warrant [Member] | Square 1 Bank [Member]
Number of common shares issued			7,715
Exercise price (in dollars per share)			$ 1.16
Term of warrants			7 years
2014 Equity Incentive Plan [Member]
Number of shares authorized		8,100,000				8,100,000
Number of shares available for purchase				187,481	1,399,097			187,481		187,481		1,399,097
Weighted-average fair value (in dollars per share)				$ 0.16				$ 0.16		$ 0.16
Stock option compensation expense								$ 260,343	$ 167,575	$ 803,747	$ 418,641
Unrecognized compensation expense				$ 272,771	$ 1,444,849			272,771		$ 272,771		$ 1,444,849
Recognition period										1 year 10 months 24 days		2 years 8 months 24 days
Intrinsic value of options exercisable				$ 4,712				4,712		$ 4,712
2014 Equity Incentive Plan [Member] | Mr. Arthur H. Tinkelenberg [Member]
Stock option compensation expense								$ 15,580
2014 Equity Incentive Plan [Member] | Mr. Wael Fayad [Member] | Offer Letter Agreement [Member]
Number of shares available for purchase				850,000				850,000		850,000
Description of vesting rights								(i) 100,000 options vested immediately upon grant and (ii) 2,500,000 options vest upon the achievement of certain performance-based milestones.
Number of option granted	850,000
2014 Equity Incentive Plan [Member] | Mr. John J. Rydzewski [Member] | Separation Letter Agreement [Member]
Stock option compensation expense								$ 83,361
Number of shares vested	703,326
2014 Equity Incentive Plan [Member] | Minimum [Member]
Forfeiture rate														0.00%
2014 Equity Incentive Plan [Member] | Maximum [Member]
Forfeiture rate														5.00%
2014 Equity Incentive Plan [Member] | Enumeral Acquisition Corp [Member]
Number of shares available for purchase		1,045,419				1,045,419
2009 Stock Incentive Plan [Member] | Common Stock [Member]
Number of shares authorized															3,200,437
2009 Stock Incentive Plan [Member] | Enumeral Acquisition Corp [Member]
Number of shares available for purchase		948,567				948,567
Outside 2014 Equity Incentive Plan [Member] | Mr. Wael Fayad [Member] | Offer Letter Agreement [Member]
Number of option granted	1,750,000